Balances and Transactions With Related Parties - Schedule of Summary of Related Party Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Receivables	$ 3,348,000	$ 6,290,000
Payables	3,713,000	2,827,000
Revenues	7,412,000	23,684,000
Expenses	37,178,000	73,472,000
SP SYN Participacoes S.A. [member]
Disclosure of transactions between related parties [line items]
Revenues		585
OceanAir Linhas Aereas, S.A. [member]
Disclosure of transactions between related parties [line items]
Receivables	2,906,000	6,199,000
Payables	2,178,000	1,078,000
Revenues	6,988,000	23,062,000
Expenses	26,712,000	58,479,000
Aeromantenimiento, S.A. [member]
Disclosure of transactions between related parties [line items]
Receivables		10,000
Transportadora del Meta S.A.S. [member]
Disclosure of transactions between related parties [line items]
Receivables		13,000
Payables	448,000	569,000
Revenues	6,000	19,000
Expenses	4,390,000	4,781,000
Empresariales S.A.S. [member]
Disclosure of transactions between related parties [line items]
Payables	475,000	364,000
Revenues		5,000
Expenses	2,755,000	3,511,000
Global Operadora Hotelera S.A.S [member]
Disclosure of transactions between related parties [line items]
Receivables	4,000	9,000
Payables	368,000	532,000
Revenues	6,000	7,000
Expenses	2,532,000	5,954,000
Corporacion Hotelera Internacional S.A. [member]
Disclosure of transactions between related parties [line items]
Payables	131,000	203,000
Expenses	731,000	745,000
Other [member]
Disclosure of transactions between related parties [line items]
Receivables	62,000	59,000
Payables	9,000	81,000
Revenues	3,000	6,000
Expenses	58,000	2,000
Servicos Aeros Nacionales A A [Member]
Disclosure of transactions between related parties [line items]
Receivables	180,000
Payables	104,000
Revenues	213,000
Turbo Leasing Corp [Member]
Disclosure of transactions between related parties [line items]
Receivables	196,000
Revenues	196,000
Short Term [member]
Disclosure of transactions between related parties [line items]
Receivables	3,348,000	6,290,000
Payables	$ 3,713,000	$ 2,827,000